Accumulated Other Comprehensive Loss (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	$ 5,000,009
Balance	5,000,003	9,483	5,000,009
Mafco Worldwide & Merisant
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	487,700,000	484,500,000	484,500,000	499,200,000	$ 508,000,000
Net current-period other comprehensive income	(1,800,000)	(2,400,000)	(2,000,000)	100,000	7,200,000
Balance	445,000,000	479,100,000	487,700,000	484,500,000	499,200,000
Total Accumulated Other Comprehensive Loss | Mafco Worldwide & Merisant
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	(8,100,000)	(6,100,000)	(6,100,000)
Net current-period other comprehensive income	(1,800,000)	(2,400,000)	(2,000,000)	100,000	7,200,000
Balance	(9,900,000)	(10,600,000)	(8,100,000)	(6,100,000)
Total Accumulated Other Comprehensive Loss | Mafco Worldwide & Merisant | ASU 2018-02
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Net current-period other comprehensive income		(2,100,000)
Net Currency Translation Gains (Losses) | Mafco Worldwide & Merisant
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	2,900,000	4,400,000	4,400,000
Net current-period other comprehensive income	(1,800,000)	(2,400,000)	(1,500,000)	(600,000)	5,900,000
Balance	1,100,000	2,000,000	2,900,000	4,400,000
Funded Status of Benefit Plans | Mafco Worldwide & Merisant
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	(11,000,000)	(10,500,000)	(10,500,000)
Net current-period other comprehensive income			(500,000)	700,000	$ 1,300,000
Balance	$ (11,000,000)	(12,600,000)	$ (11,000,000)	$ (10,500,000)
Funded Status of Benefit Plans | Mafco Worldwide & Merisant | ASU 2018-02
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Net current-period other comprehensive income		$ (2,100,000)